Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Debentures Abstract
Schedule of convertible debentures
	December 31, 2021	June 23, 2021	November 2, 2023
	$CAS7.866MM	$CAS1.58MM	$6.0MM USD
Maturity date	(a)	(b)	(c)	Total

Balance December 31, 2020	$5,014,852	$1,145,917	$-	$6,160,769

Interest and accretion expense	1,893,494	-	-	1,893,494
Interest paid or accrued	(746,145)	-	-	(746,145)
Issuance of the $6MM debenture	-	-	4,395,881	4,395,881
Repayment of the 10% convertible debenture	-	(1,145,917)	-	(1,145,917)
Repayment of the 12% debenture	(6,162,201)	-	-	(6,162,201)
Unamortized fair value difference - opening	-	-	(1,341,948)	(1,341,948)
Amortization of fair value difference	-	-	111,830	111,830
Change in fair value of debenture	-	-	177,530	177,530
Balance December 31, 2021	$-	$-	$3,343,293	$3,343,293
Amortization of fair value difference	-	-	1,230,118	1,230,118
Change in fair value of debenture	-	-	2,626,589	2,626,589
Cash repayment	-	-	(4,000,000)	(4,000,000)
Repayment through issuance of common shares	-	-	(3,200,000)	(3,200,000)
Balance December 31, 2022	$-	$-	$-	$-

Schedule of unamortized fair value
Balance December 31, 2020	$-
Unamortized fair value difference	1,341,948
Amortization of fair value difference	(111,830)
Balance December 31, 2021	1,230,118
Amortization of fair value difference	(1,230,118)
Balance December 31, 2022	$-

Schedule of balance of the promissory note
Balance December 31, 2020	$-
Issuance of promissory note	4,395,881
Change in fair value	177,530
Balance December 31, 2021	$4,573,411
Cash repayment	(4,000,000)
Repayment through issuance of common shares	(3,200,000)
Change in fair value	2,626,589
Balance, December 31, 2022	$-